29 Earnings per share (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class B preferred shares [member]
Earnings per share [line items]
Beginning balance		500,230	578,330
Conversion of preferred shares class "B" to "A"			(78,100)
Ending balance			500,230
Class B preferred shares [member] | Weighted average [member]
Earnings per share [line items]
Beginning balance		512,660	578,330
Conversion of preferred shares class "B" to "A"			(65,670)
Ending balance			512,660
Class A preferred shares [member]
Earnings per share [line items]
Beginning balance	343,823,073	343,814,914	343,775,864
Incentive long term plan payments with treasury shares	R$ 1,721	R$ 8,159
Conversion of preferred shares class "B" to "A"			39,050
Ending balance	343,824,794	343,823,073	343,814,914
Class A preferred shares [member] | Weighted average [member]
Earnings per share [line items]
Beginning balance	343,820,162	343,814,914	343,775,864
Incentive long term plan payments with treasury shares	R$ 738	R$ 5,248
Conversion of preferred shares class "B" to "A"			32,835
Ending balance	343,823,811	343,820,162	343,814,914